Employee Benefit Plans - Net Periodic Benefit (Income) Cost (Details) (USD $) In Millions, unless otherwise specified		3 Months Ended		12 Months Ended									3 Months Ended		12 Months Ended
	Sep. 17, 2012 Senior Notes due 2022 [Member]	Sep. 30, 2011 Postemployment Benefits [Member]	Jun. 30, 2011 Postemployment Benefits [Member]	Dec. 31, 2012 Postemployment Benefits [Member]	Dec. 31, 2011 Postemployment Benefits [Member]	Dec. 31, 2010 Postemployment Benefits [Member]	Dec. 31, 2012 Postretirement Benefits [Member]	Dec. 31, 2011 Postretirement Benefits [Member]	Dec. 31, 2010 Postretirement Benefits [Member]	Dec. 31, 2012 Total Pension Benefits [Member]	Dec. 31, 2011 Total Pension Benefits [Member]	Dec. 31, 2010 Total Pension Benefits [Member]	Dec. 31, 2012 U.S. Pension Benefits [Member]	Sep. 30, 2012 U.S. Pension Benefits [Member]	Dec. 31, 2012 U.S. Pension Benefits [Member]	Dec. 31, 2011 U.S. Pension Benefits [Member]	Dec. 31, 2010 U.S. Pension Benefits [Member]	Dec. 31, 2012 International Pension Benefits [Member]	Dec. 31, 2011 International Pension Benefits [Member]	Dec. 31, 2010 International Pension Benefits [Member]
Defined Benefit Plan, Net Periodic Benefit Cost [Abstract]
Net service cost				$ 24	$ 25	$ 22	$ 0	$ 0	$ 0	$ 14	$ 15	$ 15			$ 0	$ 0	$ 0	$ 14	$ 15	$ 15
Interest cost				9	10	11	1	2	5	242	272	279			159	182	190	83	90	89
Expected return on plan assets										(212)	(266)	(275)			(116)	(156)	(166)	(96)	(110)	(109)
Settlement charge										123	3	8	119		119	0	0	4	3	8
Prior service cost				(6)	(9)	(1)	(18)	(18)	(13)	7	6	0			0	0	0	7	6	0
Actuarial loss				11	14	12	3	3	4	118	192	181			56	123	119	62	69	62
Net benefit cost				38	40	44
Restructuring severance cost		6		(1)	6	(1)
Net periodic benefit cost				37	46	43	(14)	(13)	(4)	292	222	208			218	149	143	74	73	65
Debt instrument stated percentage	5.00%
Company contributions										752	125		100	500	651	9		101	116
Pension liability										(242)	0		(240)		(240)	0		(2)	0
Other Comprehensive Income (Loss), before Tax													359
Reduction in long term disability benefits actuarial liability			$ 6